Prudential Investment Portfolios 3
655 Broad St.

Newark, New Jersey 07102

December 22, 2020

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:  PGIM Jennison Focused Growth Fund of Prudential Investment Portfolios 3
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of PGIM Jennison Focused Growth Fund (the “Focused Growth Fund”), a series of Prudential Investment Portfolios 3 (the “Registrant”), a Delaware statutory trust, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the acquisition of the PGIM Jennison 20/20 Focus Fund (the “20/20 Focus Fund”) by the Focused Growth Fund (the “Reorganization”).

It is proposed that the filing become effective on January 21, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would appreciate receiving the staff’s comments on or about January 6, 2021 or as soon as possible thereafter.

Please do not hesitate to contact the undersigned at (973) 818-8683 or by email at diana.huffman@prudential.com if you have questions or comments or if you require further information.

Very truly yours,
/s/Diana Huffman
Diana Huffman